Financial risk management - Schedule of fluctuations in foreign currency on financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Reasonably possible increase in risk variable	5.00%	5.00%	5.00%
Reasonably possible decrease in risk variable	5.00%	5.00%	5.00%
Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	$ 5,109	$ 4,871	$ 4,346
5% decrease in foreign exchange	(5,109)	(4,871)	(4,346)
USD | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	4,961	4,792	4,346
5% decrease in foreign exchange	(4,961)	(4,792)	(4,346)
CAD | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	1	1	0
5% decrease in foreign exchange	(1)	(1)	0
EUR | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	21	23	0
5% decrease in foreign exchange	(21)	(23)	0
GBP | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	112	42	0
5% decrease in foreign exchange	(112)	(42)	0
NZD | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	2	2	0
5% decrease in foreign exchange	(2)	(2)	0
SEK | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	10	9	0
5% decrease in foreign exchange	(10)	(9)	0
NOK | Foreign currency risk
Disclosure Of Financial Assets And Liabilities [Line Items]
5% Increase in foreign currency exchange	2	2	0
5% decrease in foreign exchange	$ (2)	$ (2)	$ 0